SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Australian rail operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Australian energy distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%	80.00%
Voting interest (%)	80.00%	80.00%
Australian regulated terminal operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	71.00%	71.00%
Voting interest (%)	100.00%	100.00%
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	17.00%	17.00%
Voting interest (%)	100.00%	100.00%
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	28.00%	28.00%
Voting interest (%)	90.00%	90.00%
Colombian Gas Distribution Operation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	16.00%	0.00%
Voting interest (%)	55.00%	0.00%
U.K. port operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	59.00%	59.00%
Voting interest (%)	100.00%	100.00%
Australian port operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	27.00%	27.00%
Voting interest (%)	67.00%	67.00%
Chilean toll roads
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Voting interest (%)	89.00%	89.00%
BIF India Holdings Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%	40.00%
Voting interest (%)	93.00%	93.00%
Peruvian toll roads
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	17.00%	17.00%
Voting interest (%)	57.00%	57.00%
Simhapuri Expressway Limited [Domain]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	0.00%
Voting interest (%)	93.00%	0.00%
Rayalseema Expressway Limited [Domain]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	26.00%	0.00%
Voting interest (%)	84.00%	0.00%
North American gas storage - Warwick Gas Storage L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	25.00%	25.00%
Voting interest (%)	100.00%	100.00%
Canadian district energy operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	25.00%	25.00%
Voting interest (%)	100.00%	100.00%
U.S. district energy operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%	40.00%
Voting interest (%)	100.00%	100.00%
North American gas storage operation - Lodi Gas Storage
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%	40.00%
Voting interest (%)	100.00%	100.00%
North American gas storage operation - Rockpoint Gas Storage Partners L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%	40.00%
Voting interest (%)	100.00%	100.00%
Western Canadian Natural Gas Gathering and Processing Operation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	0.00%
Voting interest (%)	100.00%	0.00%
North American District Energy Operation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	30.00%	0.00%
Voting interest (%)	100.00%	0.00%
U.S. Data Center Operation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	0.00%
Voting interest (%)	100.00%	0.00%
Holding LP and other
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	70.00%
Voting interest (%)	100.00%	100.00%